Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Supplemental Cash Flow Information

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Change in non-cash working capital:
Trade receivables and other	$(506)	$(602)
Trade and other payables	(987)	1,399

Net (decrease) increase in cash	$(1,493)	$797
Significant non-cash transactions:
Shares and replacement equity awards issued for Mariana acquisition	$0	$131,354
Financial instruments received on disposal of mineral, royalty and other interests	$4,275	$—